Stockholders’ Equity (Deficit) (Details Narrative) - USD ($)											1 Months Ended			3 Months Ended					6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 21, 2024	Jun. 19, 2024	May 02, 2024	Oct. 26, 2023	Aug. 31, 2023	Jun. 30, 2023	Feb. 10, 2023	Sep. 30, 2022	Sep. 15, 2022	Aug. 15, 2022	Oct. 31, 2023	Jun. 30, 2023	Aug. 31, 2022	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 30, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Offering price for common stock														$ 62,019	$ 3,916,943	$ 1,945,677	$ 14,515,968	$ 4,452,012				$ 20,895,958	$ 1,908,693
Gross proceeds from sale agreement							$ 15,000,000.0
Payments of Financing Costs																				$ 157,500
Net proceeds from issuance of common stock							$ 13,600,000													$ 3,899,157	21,024,070	21,006,371	1,841,918
Warrant, shares														10,128,103						10,128,103
Proceeds from warrant exercises																				$ 3,002,968	$ 849	$ 849
Stockholders' equity, reverse stock split					1-for-22 reverse stock split
Conversion of convertible securities
Preferred stock, shares issued								0														0	0
Preferred stock, shares outstanding								0														0	0
Warrant expirations																						332
Underwriter Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase shares							44,190
Exercisable price							$ 29.70
Chardan Capital Markets LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of common stock, net of issuance costs, shares						166,363
Warrants to purchase shares						227,272						227,272				227,272			227,272		227,272
Sales price, per share						$ 9.90						$ 9.90				$ 9.90			$ 9.90		$ 9.90
Exercisable price						$ 9.90						$ 9.90				$ 9.90			$ 9.90		$ 9.90
Warrants exercise price reduced																				$ 1.55
Net proceeds from issuance of private placement						$ 2,300,000						$ 2,300,000							$ 1,900,000
Net proceeds from issuance of private placement						$ 1,900,000
October Offering [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net proceeds from issuance of common stock				$ 4,100,000
October Offering [Member] | Underwriters [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net proceeds from issuance of common stock				$ 3,900,000
Warrants to purchase shares				85,312
Exercisable price				$ 2.00
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Offering price for common stock														$ 4	$ 131	$ 17	$ 56	$ 11				$ 83	$ 3
Sale of common stock, net of issuance costs, shares														37,654	1,306,250	166,364	557,083	109,841				833,287	30,206
Sales price, per share							$ 23.76
Net share settlement of warrants, shares														739,950	14,362	508,834	10,521	137				519,492
Number of convertible shares																							25,101
Conversion of convertible securities																							$ 3
Shares issued upon vesting																							1,087
Common Stock [Member] | Investors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of common stock, net of issuance costs, shares							530,222
Warrants to purchase shares							1,262,618
Common Stock [Member] | October Offering [Member] | Underwriters [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock, number of shares issued				1,306,250
Exercisable price				$ 0.0001
Prefunded Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of common stock, net of issuance costs, shares																						137,998
Sales price, per share							$ 23.7578
Exercisable price per share							$ 0.0022
Warrants exercised																						137,999
Prefunded Warrant [Member] | Investors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase shares							101,090
Prefunded Warrant [Member] | October Offering [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase shares														797,500						797,500
Exercisable price														$ 0.0001						$ 0.0001
Warrant, shares														1,500,000						1,500,000
Prefunded Warrant [Member] | October Offering [Member] | Underwriters [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase shares				1,537,500
Sales price, per share				$ 1.5999
Exercisable price				$ 1.5999
Common Warrant [Member] | October Offering [Member] | Underwriters [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase shares				5,687,500
Sales price, per share				$ 1.60
Exercisable price				$ 1.60
Warrants exercise price reduced																				$ 1.20
Common Stock Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of common stock, net of issuance costs, shares																				754,312	519,492	519,492
Warrant, shares														1,500,000						1,500,000
Net share settlement of warrants, shares																				768,724	1,014,872	1,014,872
Number of warrant exercised																				2,863,500	137,998
Proceeds from warrant exercises																				$ 3,000,000.0
Number of warrant expired																					332
Common Stock Warrants [Member] | Holder [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Forfeited warrants, shares																				34,458
Purchase And Registration Rights Agreement [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Offering price for common stock			$ 25,000,000.0
Sale of common stock, net of issuance costs, shares			622,168
Sale of Stock, Percentage of Ownership before Transaction			19.99%
Weighted average price discount percentage			4.00%
Sale of stock, number of shares issued																				37,654
Gross proceeds from sale agreement																				$ 100,000
Purchase Agreement [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Payments of Financing Costs																				$ 400,000
2022 Sales Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Offering price for common stock										$ 7,800,000
Gross proceeds from sale agreement							$ 15,000,000.0
Net proceeds from issuance of common stock							$ 13,600,000
2022 Sales Agreement [Member] | Underwriter Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase shares							44,190															6,818		6,818
Exercisable price							$ 29.70
2022 Sales Agreement [Member] | Underwriter Warrants [Member] | Forecast [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercisable price																								$ 14.8478
2022 Sales Agreement [Member] | BTIG, LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Offering price for common stock										$ 25,000,000.0
Sale of stock, number of shares issued																					136,702	136,702
Gross proceeds from sale agreement																					$ 5,700,000	$ 5,700,000
Net proceeds from issuance of common stock																					$ 5,500,000	$ 5,500,000
2022 Sales Agreement [Member] | Chardan Capital Markets LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercisable price						$ 0.0022						$ 0.0022				$ 0.0022			$ 0.0022		$ 0.0022
2022 Sales Agreement [Member] | Common Stock [Member] | Investors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of common stock, net of issuance costs, shares							530,222
2022 Sales Agreement [Member] | Prefunded Warrant [Member] | Chardan Capital Markets LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase shares						60,909						60,909				60,909			60,909		60,909
2022 Sales Agreement [Member] | Prefunded Warrant [Member] | Investors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase shares							101,090
Exercisable price							$ 0.0022
Warrants issue price per share							$ 23.7578
2022 Sales Agreement [Member] | Common Warrant [Member] | Chardan Capital Markets LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercisable price																						$ 0.0022		14.8478
2022 Sales Agreement [Member] | Common Warrant [Member] | Chardan Capital Markets LLC [Member] | Forecast [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercisable price																								$ 14.8478
2022 Sales Agreement [Member] | Common Warrant [Member] | Investors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase shares							1,262,618
Exercisable price							$ 23.76
Inducement Offer Letter Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercisable price											$ 1.60
Warrants exercise price reduced											$ 1.20
Aggregate number of shares issued											2,828,500
Gross proceeds from sale agreement	$ 3,400,000
Net proceeds from sale agreement	$ 2,900,000
Warrant, shares														1,500,000						1,500,000
Inducement Offer Letter Agreements [Member] | Placement Agent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase shares		113,140
Exercisable price		$ 1.86
Expire year		5 years
Inducement Offer Letter Agreements [Member] | New Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant, shares		5,625,000
Inducement Offer Letter Agreements [Member] | Existing Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercisable price											$ 1.60
Warrants exercise price reduced		$ 1.20
Warrant, shares		2,840,000
Inducement Offer Letter Agreements [Member] | Existing Warrant Issued In June 2023 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant, shares						227,272						227,272				227,272			227,272		227,272
Inducement Offer Letter Agreements [Member] | Existing Warrant Issued In June 2023 [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercisable price						$ 14.8478						$ 14.8478				$ 14.8478			$ 14.8478		$ 14.8478
Warrant expiration date						Jun. 21, 2029						Jun. 21, 2029				Jun. 21, 2029			Jun. 21, 2029		Jun. 21, 2029
Inducement Offer Letter Agreements [Member] | Existing Warrant Issued In June 2023 [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercisable price														$ 1.55						$ 1.55
Warrant expiration date						Dec. 30, 2026						Dec. 30, 2026				Dec. 30, 2026			Dec. 30, 2026		Dec. 30, 2026
Inducement Offer Letter Agreements [Member] | New Common Stock Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercisable price		$ 1.55
Expire year		5 years
Securities Purchase Agreement [Member] | Accredited Investors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stockholders' equity, reverse stock split									1-for-14 reverse stock split
Securities Purchase Agreement [Member] | Accredited Investors [Member] | Series Three Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock, number of shares issued													22,275
Preferred stock, par value													$ 100
Conversion of convertible securities								$ 25,101
Securities Purchase Agreement [Member] | Accredited Investors [Member] | Series Four Convertible Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock, number of shares issued													225
Preferred stock, par value													$ 100
Number of convertible shares													251
Equity instrument conversion price													$ 89.628
Voting rights per share													each share of Series 4 Convertible Preferred Stock was entitled to 811,688 votes per share
Conversion of convertible securities								$ 25,101
Securities Purchase Agreement [Member] | Accredited Investors [Member] | Series 3 Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase shares													12,548
Net proceeds from issuance of private placement													$ 2,100,000
Gross proceeds from issuance of private placement													$ 2,300,000
Number of convertible shares													24,850
Equity instrument conversion price													$ 89.628
Securities Purchase Agreement [Member] | Private Placement [Member] | Accredited Investors [Member] | Series 3 Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance costs													$ 100,000
Twenty Twenty Two Sales Ageement [Member] | Common Stock [Member] | B T I G [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of stock, number of shares issued																							30,206
Net proceeds from issuance of common stock																							$ 1,900,000
Gross proceeds from issuance of common stock																							$ 2,000,000.0